RETIREMENT BENEFIT OBLIGATIONS - Reconciliation of benefit obligations and pension assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ 55	$ (30)
Movement in pension benefit obligation and pension assets:
Current service cost	(9)	(12)
Past service credit		(1)
Interest (expense)/income	1
Administration costs and taxes	(3)	(3)
Costs recognised in Income statement	(11)	(16)
Actuarial gain due to liability experience	(43)	2
Actuarial (loss)/gain due to financial assumptions change	503	43
Actuarial gain due to demographic assumptions	1	25
Return on plan assets (less)/greater than discount rate	(431)	9
Re-measurement recognised in OCI	30	79	$ 10
Employer contributions	6	14
Benefits paid directly by the Group	2	2
Benefits paid, taxes and administration costs paid from scheme assets	(2)
Net cash	6	16
Exchange rates	(9)	6
Amount recognised on the balance sheet	71	55	(30)
Amount recognised on the balance sheet - liability	(70)	(127)
Amount recognised on the balance sheet - asset	141	182
Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(1,582)	(1,714)
Movement in pension benefit obligation and pension assets:
Current service cost	(9)	(12)
Past service credit		(1)
Settlements	4	1
Interest (expense)/income	(29)	(25)
Administration costs and taxes	(3)	(3)
Costs recognised in Income statement	(37)	(40)
Actuarial gain due to liability experience	(43)	2
Actuarial (loss)/gain due to financial assumptions change	503	43
Actuarial gain due to demographic assumptions	1	25
Re-measurement recognised in OCI	461	70
Employee contributions	(3)	(3)
Benefits paid directly by the Group	2	2
Benefits paid, taxes and administration costs paid from scheme assets	81	79
Net cash	80	78
Exchange rates	94	24
Amount recognised on the balance sheet	(984)	(1,582)	(1,714)
Amount recognised on the balance sheet - liability	(194)	(271)
Amount recognised on the balance sheet - asset	(790)	(1,311)
Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	1,637	1,684
Movement in pension benefit obligation and pension assets:
Settlements	(4)	(1)
Interest (expense)/income	30	25
Costs recognised in Income statement	26	24
Return on plan assets (less)/greater than discount rate	(431)	9
Re-measurement recognised in OCI	(431)	9
Employer contributions	6	14
Employee contributions	3	3
Benefits paid, taxes and administration costs paid from scheme assets	(83)	(79)
Net cash	(74)	(62)
Exchange rates	(103)	(18)
Amount recognised on the balance sheet	1,055	1,637	$ 1,684
Amount recognised on the balance sheet - liability	124	144
Amount recognised on the balance sheet - asset	931	1,493
Pension plans | United Kingdom
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	137
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 114	137
Weighted average duration of defined benefit obligation	14 years
Pension plans | United Kingdom | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (819)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(438)	(819)
Pension plans | United Kingdom | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	956
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	552	956
Pension plans | United States of America
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	40
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 24	40
Weighted average duration of defined benefit obligation	9 years
Pension plans | United States of America | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	$ (463)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(336)	(463)
Pension plans | United States of America | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	503
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	360	503
Pension plans | Other Countries
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(122)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(67)	(122)
Pension plans | Other Countries | Obligations
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	(300)
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	(210)	(300)
Pension plans | Other Countries | Asset
Disclosure of net defined benefit liability (asset) [line items]
Amounts recognised on the balance sheet at beginning of the period	178
Movement in pension benefit obligation and pension assets:
Amount recognised on the balance sheet	$ 143	$ 178